Home Office: Harrison, NY Administrative Office: 4333 Edgewood Road NE Cedar Rapids, IA 52499

May 1, 2013

Securities and Exchange Commission

Filing Desk

100 F Street N.E.

Washington, D. C. 20549-0506

RE:	TFLIC Separate Account B

Vanguard Variable Annuity - Individual (333-65131)

Certification Pursuant to Rule 497(j) under the Securities Act of 1933

Dear Sir or Madam:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the prospectus and statement of additional information dated that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions or need additional information, please contact me at (319) 355-8330.

TFLIC SEPARATE ACCOUNT B (REGISTRANT)

By: Transamerica Financial Life Insurance Company

/s/ Darin D. Smith

Darin D. Smith
Vice President

an AEGON company